Net Debt (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Interest bearing loans and borrowings
Non-current installments of loans at beginning of period	$ (28,134)
Non-current installments of loans - Non-cash & Other	1,409
Non-current installments of loans - Exchange Movements	264
Non-current installments of loans at end of period	(26,461)
Non-current installments of leases at beginning of period	(754)
Non-current installments of leases - Non-cash & Other	37
Non-current installments of leases - Exchange Movements	32
Non-current installments of leases at end of period	(685)
Total long-term debt at beginning of period	(28,888)
Total long-term debt - Non-cash & Other	1,446
Total long-term debt - Exchange Movements	296
Total long-term debt at end of period	(27,146)
Current instalments of loans at beginning of period	(1,273)
Current instalments of loans - Cash Flow	1,257
Current instalments of loans - Non-cash & Other	(1,399)
Current instalments of loans at end of period	(1,415)
Current instalments of leases at beginning of period	(233)
Current instalments of leases - Cash Flow	133
Current instalments of leases - Non-cash & Other	(131)
Current instalments of leases - Exchange Movements	11
Current instalments of leases at end of period	(220)
Interest-bearing loans and borrowings at beginning of period	(1,660)
Interest-bearing loans and borrowings at end of period	(2,162)
Total current debt at beginning of period	(1,893)
Total current debt - Cash Flow	1,009
Total current debt - Non-cash & Other	(1,530)
Total current debt - Exchange Movements	32
Total current debt at end of period	(2,382)
Gross borrowings at beginning of period	(30,781)
Gross borrowings - Cash Flow	1,009
Gross borrowings - Non-cash & Other	(84)
Gross borrowings - Exchange Movements	328
Gross borrowings at end of period	(29,528)
Net derivative financial instruments at beginning of period	61
Net derivative financial instruments - Cash Flow	66
Net derivative financial instruments - Non-cash & Other	(175)
Net derivative financial instruments at end of period	(48)
Net borrowings at beginning of period	(30,720)
Net borrowings - Cash Flow	1,075
Net borrowings - Non-cash & Other	(259)
Net borrowings - Exchange Movements	328
Net borrowings at end of period	(29,576)
Cash and cash equivalents at the beginning of the period	6,329
Cash and cash equivalents - Cash Flow	(1,458)
Cash and cash equivalents - Exchange Movements	(54)
Cash and cash equivalents at the end of the period	4,817
Other investments - current at beginning of period	69
Other investments, current - Cash Flow	2
Other investments, current - Exchange Movements	(1)
Other investments - current at end of period	70
Cash and investments at beginning of period	6,398
Cash and investments - Cash Flow	(1,456)
Cash and investments - Exchange Movements	(55)
Cash and investments at end of period	4,887
Net Debt at beginning of period	(24,322)
Net Debt - Cash Flow	(381)
Net Debt - Non-cash & Other	(259)
Net Debt - Exchange Movements	273
Net Debt at end of period	(24,689)
Cash collateral on financial derivatives	111	$ 93
Cash collateral posted by the Group	184	47
Restricted cash and cash equivalents	236	47
Share purchase liability	1,590	$ 2,458
Decrease in net debt	367
Current other payables
Interest bearing loans and borrowings
Share purchase liability	838
Non-current other payables
Interest bearing loans and borrowings
Share purchase liability	752
Commercial paper
Interest bearing loans and borrowings
Current borrowings and current portion of non-current borrowing - Cash Flow	(256)
Interest-bearing loans and borrowings at end of period	(256)
Bank collateral
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period	(93)
Current borrowings and current portion of non-current borrowing - Cash Flow	(18)
Interest-bearing loans and borrowings at end of period	(111)
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period	(3)
Current borrowings and current portion of non-current borrowing - Cash Flow	(42)
Current borrowings and current portion of non-current borrowing - Exchange Movements	2
Interest-bearing loans and borrowings at end of period	(43)
Overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period	(291)
Current borrowings and current portion of non-current borrowing - Cash Flow	(65)
Current borrowings and current portion of non-current borrowing - Exchange Movements	19
Interest-bearing loans and borrowings at end of period	$ (337)